October 3, 2005


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment
Management

RE: 	Merrill Lynch Disciplined Equity
Fund, Inc. Post-Effective
Amendment No. 6 to the Registration
Statement on Form N-1A (Securities
Act File No. 333-76581,Investment
Company Act File No. 811-9299)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the
Securities Act of 1933, as amended
(the "1933 Act"), Merrill Lynch Disciplined
Equity Fund (the "Fund")
hereby certifies that:

(1) the form of Prospectus and
Statement of Additional Information
that would have been filed pursuant
to Rule 497(c)under the 1933 Act would
not have differed from that contained in Post-Effective Amendment No. 6 to the
Fund's Registration Statement on Form N-1A;
And
(2) the text of Post-Effective Amendment
No. 6 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on September 27, 2005.

Sincerely,

Merrill Lynch Disciplined Equity Fund, Inc.

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Secretary of Fund